EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
EARNINGS PER SHARE
EARNINGS PER SHARE

14.EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted loss per common share for the years ended December 31, 2021, 2020 and 2019, respectively:

	For the Years Ended
	December 31,
	2021	2020	2019
Net (Loss) Income	$(6,747,453)	$6,944,691	$11,174,576

Weighted average number of ordinary share outstanding
Basic and Diluted	28,020,290	20,400,000	20,254,247

(Loss) Earnings per share
Basic and Diluted	$(0.24)	$0.34	$0.55

For the years ended December 31, 2021, 2020 and 2019, the Company had no dilutive stocks.